SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2019
SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT
Summary of short-term debt

	2018	2019
	RMB (in millions)
Short-term bank borrowings and current portion of long-term loan	25,090	21,118
Securitization debt	608	—
2020 Notes (Note 17)	—	4,873
2022 Notes (Note 17)	6,703	—
2025 Notes (Note 17)	—	2,785
2019 Booking Notes (Note 17)	3,438	—
2020 Booking Notes (Note 17)	—	1,740
2022 Booking Notes (Note 17)	172	—

Total	36,011	30,516